Investment Strategy	Sep. 30, 2024
Virtus Newfleet Multi-Sector Intermediate Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

For purposes of this policy, indirect exposure to bonds through investment in mutual funds and exchange-traded funds (ETFs) that invest in bonds will be considered to be investments by the fund in bonds. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

Virtus Newfleet Multi-Sector Short Term Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

For purposes of this policy, indirect exposure to bonds through investment in mutual funds and exchange-traded funds (ETFs) that invest in bonds will be considered to be investments by the fund in bonds. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

Virtus Newfleet Core Plus Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

For purposes of the fund’s policies to invest at least 80% of its assets in fixed income debt obligations and in investment-grade securities, indirect exposure to fixed income debt obligations and/or investment-grade securities through investment in mutual funds and exchange-traded funds (ETFs) that invest in such assets will be considered to be investments by the fund in fixed income debt obligations and/or investment-grade securities as applicable. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.

Virtus Newfleet Low Duration Core Plus Bond Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]

For purposes of this policy, indirect exposure to fixed income debt obligations through investment in mutual funds and exchange-traded funds (ETFs) that invest in such assets will be considered to be investments by the fund in fixed income debt obligations. Mutual funds and ETFs in which the fund invests may include affiliated funds that are also managed by the fund’s subadviser.